Segment Information - Summary of Non-Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	₩ 16,653	₩ 13,093	₩ 9,902
Domestic
Disclosure of geographical areas [line items]
Non-current assets	10,884	7,612	5,732
Overseas
Disclosure of geographical areas [line items]
Non-current assets	₩ 5,769	₩ 5,481	₩ 4,170